PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment, net	$ 5,289	$ 6,201
United States
Property, Plant and Equipment [Line Items]
Total property and equipment, net	1,672	2,098
EMEA
Property, Plant and Equipment [Line Items]
Total property and equipment, net	2,813	3,436
All other regions and countries
Property, Plant and Equipment [Line Items]
Total property and equipment, net	$ 804	$ 667